Organization and Description of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Jul. 01, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiary Or Equity Method Investee [Line Items]
Convertible preferred stock outstanding		0		92,790,094			92,656,029
Initial share reserve		34,578,262		114,887,927
2019 Plan
Subsidiary Or Equity Method Investee [Line Items]
Initial share reserve	15,519,170
Convertible Preferred Stock
Subsidiary Or Equity Method Investee [Line Items]
Convertible preferred stock outstanding		93,039,737	93,039,737	92,790,094	92,790,094	92,790,094	92,656,029	87,797,854
Initial share reserve				92,790,094
Initial Public Offering
Subsidiary Or Equity Method Investee [Line Items]
Shares issued	17,250,000
Public offering price	$ 20.00
Net proceeds	$ 315.9
Underwriting discounts, commissions and other costs	24.1
Offering expenses	$ 5.0